Pension, Retiree Medical and Savings Plans (Categorized Plan Assets Measured at Fair Value) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 28, 2024	Dec. 30, 2023	Dec. 31, 2022
Defined Benefit Plan Disclosure [Line Items]
Maximum Real estate notice period	90 days
Minimum Real estate notice period	30 days
Cash Collateral for Borrowed Securities	$ 447
US Plan Assets [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Amount	10,772	$ 11,724
Foreign Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Amount	3,397	3,528	$ 3,195
Domestic Plan
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Amount	10,609	11,541	11,148
Securities Loaned	630
Postretirement Health Coverage [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Amount	$ 163	$ 183	$ 196
Defined Benefit Plan, Equity Securities, Large Cap [Member]
Defined Benefit Plan Disclosure [Line Items]
Representation of one fund in total U.S. plan assets	12.00%	13.00%
Fixed Income Commingled funds [Member] | Level 1 | Foreign Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Amount	$ 557	$ 526
Mortgage-backed Securities, Issued by Private Enterprises [Member] | Level 2 | Domestic Plan
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Amount	125	133
US Government Agencies Debt Securities [Member] | Level 2 | Domestic Plan
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Amount	1,538	1,812
Corporate Bonds [Member] | Level 2 | Foreign Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Amount	469	267
Corporate Bonds [Member] | Level 2 | Domestic Plan
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Amount	3,903	4,233
Government Securities | Level 2 | Foreign Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Amount	$ 932	$ 1,207
Corporate Bonds
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Investment within Plan Asset Category, Percentage	31.00%	31.00%
Contracts With Insurance Companies | Level 3 | Foreign Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Amount	$ 29	$ 30
Contracts With Insurance Companies | Level 3 | Domestic Plan
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Amount	1	1
Cash And Cash Equivalents | Level 1 | Foreign Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Amount	128	143
Cash And Cash Equivalents | Level 1 | Domestic Plan
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Amount	456	3
Cash And Cash Equivalents | Level 2 | Domestic Plan
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Amount	276	346
Cash And Cash Equivalents | Fair Value, Inputs, Level 1, 2 and 3 | Domestic Plan
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Amount	732	349
Real Estate Funds [Member] | Fair Value Measured at Net Asset Value Per Share | Foreign Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Amount	79	162
Real Estate Funds [Member] | Fair Value Measured at Net Asset Value Per Share | Domestic Plan
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Amount	561	411
Dividends And Interest Receivable | Fair Value Measured at Net Asset Value Per Share | Foreign Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Amount	31	18
Dividends And Interest Receivable | Fair Value Measured at Net Asset Value Per Share | Domestic Plan
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Amount	(358)	87
Equity Securities [Member] | Level 1 | Domestic Plan
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Amount	4,270	4,698
Equity Securities [Member] | Fair Value, Inputs, Level 1, 2 and 3 | Foreign Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Amount	1,172	1,175
Sub-Total U.S. Plan Assets | Fair Value, Inputs, Level 1, 2 and 3 | Domestic Plan
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Amount	10,569	11,226
Sub-Total International Plan Assets | Fair Value, Inputs, Level 1, 2 and 3 | Foreign Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Amount	$ 3,287	$ 3,348